Long-Term Debts (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Long-Term Debts [Abstract]
Schedule of Long-Term Debts	As of March 31, 2024 and September 30, 2023, long-term debts consist of the following:
				As of March 31, 2024		As of September 30, 2023		Pledge
Bank and other financial institution	Annual Interest Rate	Start	End	Long- term	Long- term (current portions)	Long- term	Long- term (current portions)
				USD		USD
The Shoko Chukin Bank	1.50%	09/05/2019	25/04/2024	—	6,613	—	26,768
The Shoko Chukin Bank	1.11%	26/05/2020	25/04/2030	101,733	19,997	113,070	20,237
The Shoko Chukin Bank	1.50%	04/02/2022	27/01/2025	—	53,961	20,879	67,456
Mizuho Bank	0.83%	25/03/2020	25/03/2025	—	13,120	6,572	13,411
Mizuho Bank	2.00%	01/06/2021	01/06/2031	123,992	19,839	135,515	20,076
Japan Finance Corporation	1.11%	16/07/2020	30/06/2030	175,109	36,106	194,071	36,539
Musashino Bank	1.50%	31/05/2022	02/06/2025	10,872	71,697	44,489	72,556
Japan Finance Corporation	0.46%	09/06/2020	20/04/2030	103,267	20,315	114,783	20,558
Japan Finance Corporation	0.38%	23/04/2021	20/03/2031	39,909	7,307	44,369	7,395
Kiraboshi Bank	0.50%	27/06/2023	30/05/2032	327,335	42,985	351,335	43,499
Zhongli International Financial Leasing Co. LTD	14.56%	11/08/2022	15/08/2025	57,709	138,498	125,640	137,061
Zhongli International Financial Leasing Co. LTD	13.63%	26/07/2022	26/07/2025	27,469	75,337	65,724	69,670	Vehicle
Caizhi Linghang (Xiamen) Investment Management Co., Ltd	3.75%	01/11/2022	31/10/2027	—	—	779,879	—
				967,395	505,775	1,996,326	535,226
As of September 30, 2023 and 2022, long-term debts consist of the following:
Bank and other financial institution	Annual Interest Rate	Start	End	As of September 30, 2023		As of September 30, 2022		Pledge
				Long- term	Long- term (current portions)	Long- term	Long- term (current portions)
				USD		USD
Shinhan Bank Japan	1.90%	16/04/2021	16/04/2024	—	—	989,428	48,095
The Shoko Chukin Bank	1.50%	09/05/2019	25/04/2024	—	26,768	27,641	41,462
The Shoko Chukin Bank	1.11%	26/05/2020	25/04/2030	113,070	20,237	137,655	20,897
The Shoko Chukin Bank	1.50%	04/02/2022	27/01/2025	20,879	67,456	91,217	69,657
Mizuho Bank	0.83%	25/03/2020	25/03/2025	6,572	13,411	20,634	13,848
Mizuho Bank	2.00%	01/06/2021	01/06/2031	135,515	20,076	160,666	20,731
Kiraboshi Bank	0.50%	03/04/2020	31/03/2030	—	—	269,505	41,462
Japan Finance Corporation	1.11%	16/07/2020	30/06/2030	194,071	36,539	235,229	34,828
Musashino Bank	1.50%	31/05/2022	02/06/2025	44,489	72,556	120,862	63,396
Japan Finance Corporation	0.46%	09/06/2020	20/04/2030	114,783	20,558	139,755	21,229
Japan Finance Corporation	0.38%	23/04/2021	20/03/2031	44,369	7,395	52,864	7,050
Kiraboshi Bank	0.50%	27/06/2023	30/05/2032	351,335	43,499	—	—
Caizhi Linghang (Xiamen) Investment Management Co., Ltd	3.75%	01/11/2022	31/10/2027	779,879	—	—	—
Zhongli International Financial Leasing Co. LTD	14.56%	11/08/2022	15/08/2025	125,640	137,061	269,441	140,578
Zhongli International Financial Leasing Co. LTD	13.63%	26/07/2022	26/07/2025	65,724	69,670	138,867	62,397	Vehicle
				1,996,326	535,226	2,653,764	585,630

Schedule of Contractual Maturities of Long Term Debts	The contractual maturities of the Group’s long-term debts as of March 31, 2024 were as follows:
Principle amount
Within 1 year	$505,775
1 – 2 years	235,952
2 – 3 years	139,902
3 – 4 years	139,902
4 – 5 years	139,902
Over 5 years	311,737
Total	$1,473,170
The contractual maturities of the Group’s long-term debts as of September 30, 2023 were as follows:
Principle amount
Within 1 year	$535,226
1 – 2 years	404,883
2 – 3 years	141,578
3 – 4 years	141,578
4 – 5 years	921,457
Over 5 years	386,830
Total	$2,531,552